COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other debt securities
Other debt instruments held	$ 804,907,828	$ 1,069,354,274
Allowances for loan losses
Other debt securities
Other debt instruments held	(7,230,590)	(11,706,423)
Negotiable Obligations [member] | Gross carrying amount
Other debt securities
Other debt instruments held	72,183,919	99,542,066
Debt securities from financial trusts [member] | Gross carrying amount
Other debt securities
Other debt instruments held	23,485,091	23,269,431
Government Securities [member] | Gross carrying amount
Other debt securities
Other debt instruments held	711,136,695	834,569,164
Securities issued by the BCRA [member] | Gross carrying amount
Other debt securities
Other debt instruments held	1,443,732	0
Liquidity Tax Bills (LEFI) | Gross carrying amount
Other debt securities
Other debt instruments held		118,641,674
Others [member] | Gross carrying amount
Other debt securities
Other debt instruments held	$ 3,888,981	$ 5,038,362